Emissions Liabilities - (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of quantity of emissions rights allocated free of charge [Abstract]
Disclosure of Quantity of Emissions Rights Allocated Free of Charge
(1)	The quantity of emissions rights allocated free of charge for each implementation year as of December 31, 2022 are as follows:

(In tCO2-eQ)
	Quantities allocated in 2020	Quantities allocated in 2021	Quantities allocated in 2022	Total
Emissions rights allocated free of charge	814,842	1,387,671	1,410,823	3,613,336

Disclosure of Changes in Emissions Rights Quantities
(2)	Changes in emissions rights quantities the Parent Company held are as follows:

(In tCO2-eQ)
	Quantities allocated in 2020	Quantities allocated in 2021	Quantities allocated in 2022	Total
Beginning	(60,977)	306,234	281,234	526,491
Allocation at no cost	814,842	1,387,671	1,410,823	3,613,336
Additional allocation	217,643	—	—	217,643
Other changes	—	(8,049)	3,573	(4,476)
Purchase	68,471	—	—	68,471
Surrender or shall be surrendered	(1,039,979)	(1,424,476)	(1,421,550)	(3,886,005)
Borrowing	—	19,854	108,790	128,644

Ending	—	281,234	382,870	664,104

(3)	As of December 31, 2022, the estimated annual greenhouse gas emissions quantities of the Parent Company are 1,533,206 tCO2-eQ.